Long-Term Debt (Schedule of Boyd Bank Credit Facility) (Details) - Bank Credit Facility - Boyd - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Amount outstanding	$ 1,209,725	$ 1,387,425
Revolving Credit Facility
Line of Credit Facility [Line Items]
Amount outstanding	240,000	300,000
Initial Term Loan
Line of Credit Facility [Line Items]
Amount outstanding	183,275	221,375
Swing Loan
Line of Credit Facility [Line Items]
Amount outstanding	55,700	25,300
Incremental Term Loan
Line of Credit Facility [Line Items]
Amount outstanding	$ 730,750	$ 840,750